TAXATION - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Deferred taxation	$ 105	$ 7	$ 7	$ 105
Income taxes refund		7
Argentina Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment		7	8	10
Brazil Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment	19		20	25
Columbian Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment		74	86	88
Reduction of tax assessment		48	76	76
Ghana Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment		14	15
Guinea Tax Authority
Disclosure of contingent liabilities [line items]
Provision for settlement	2	2	2	2
Tax assessment		8	8	12
Mali Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment		4	1	1
Tanzania Revenue Authority | Income tax
Disclosure of contingent liabilities [line items]
Tax assessment		291	254	164
Additional tax assessment		36
Damages paid under protest		25
Tax losses
Disclosure of contingent liabilities [line items]
Deferred taxation	389	834	487	389
Tax losses
Disclosure of contingent liabilities [line items]
Deferred taxation	$ 45	16	$ 15	$ 45
Tax losses | Ghana Tax Authority
Disclosure of contingent liabilities [line items]
Deferred taxation		$ 1,000